Supplemental information - Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental information
Accounts receivable	$ (55,567)	$ 130,725
Crude oil inventory	16,639	(37,676)
Prepaid expenses	(3,090)	76,452
Accounts payable and accrued liabilities	45,040	(101,074)
Income taxes payable	(185,030)	(42,953)
Dividends payable	2,294	3,169
Working capital assumed in acquisitions		(109,134)
Foreign exchange	9,985	7
Changes in non-cash working capital	(169,729)	(80,484)
Changes in non-cash operating working capital	(182,698)	(61,117)
Changes in non-cash investing working capital	10,213	(19,367)
Changes in non-cash financing working capital	2,756
Changes in non-cash working capital	$ (169,729)	$ (80,484)